Exhibit (b)

MONTHLY CERTIFICATEHOLDERS' STATEMENT
DISCOVER CARD MASTER TRUST I
Series 2007-2 Monthly Statement

Class A Certificate CUSIP # 254706AA2
Class B Certificate CUSIP # 254706AB0

Distribution Date: June 17, 2013

Month Ending: May 31, 2013

Pursuant to the Series Supplement dated as of April 4, 2007, as amended, (the 'Series Supplement') relating to the Second Amended and Restated Pooling and Servicing Agreement dated as of June 4, 2010, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.1 to the Trust's Current Report on Form 8-K filed on June 4, 2010, and the Series Supplement was filed by the Trust as Exhibit 4.4 to the Trust's Current Report on Form 8-K filed on April 4, 2007 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.

1.	Payments to investors in Series 2007-2 on this Distribution Date (per $1000 of Class Initial Investor Interest)

		Series 2007-2			Total	Interest	Principal
			Class A 33 days at	0.27920000%	$0.255933333	$0.255933333	$0.000000000
			Class B 33 days at	0.44920000%	$0.411766733	$0.411766733	$0.000000000

		Interest Accrual Period: from and including May 15, 2013 to but excluding June 17, 2013
		LIBOR Determination Date: May 13, 2013

2	.	Principal Receivables for May, 2013			Beginning Principal Balances	Ending Principal Balances
		(a)	Aggregate Investor Interest		$19,235,655,024.00		$18,269,745,933.00
			Seller Interest		$13,189,649,679.21		$14,280,823,931.98
			Total Master Trust		$32,425,304,703.21		$32,550,569,864.98
		(b)	Group One Investor Interest		$19,235,655,024.00		$18,269,745,933.00
		(c)	Series 2007-2 Investor Interest		$789,474,000.00		$789,474,000.00
		(d)	Class A Investor Interest		$750,000,000.00		$750,000,000.00
			Class B Investor Interest		$39,474,000.00		$39,474,000.00
		(e)	Total Master Trust # of Accounts		18,470,703		18,313,762
		(f)	Minimum Principal Receivables Balance at the end of the month(1)				$19,644,888,100.00
		(g)	Amount by which Master Trust Principal Receivables
			exceed the Minimum Principal Receivables Balance at the end of the month				$12,905,681,764.98

3	.	Allocation of Receivables and other amounts collected during May, 2013

		Finance Charge Collections		Principal Collections	Interchange

		(a) Allocation between Investors and Seller:

		Aggregate Investor Allocation	$249,553,315.23	$4,288,406,832.86	$70,007,571.54

		Seller Allocation	$171,116,131.52	$2,940,516,285.95	$48,003,468.93

		(b) Group One Allocation	$249,553,315.23	$4,288,406,832.86	$70,007,571.54

		(c) Series 2007-2 Allocation	$10,242,039.02	$176,002,591.18	$2,873,214.81

		(d) Class A Allocation	$9,730,084.31	$167,204,991.74	$2,729,595.37

		Class B Allocation	$511,954.71	$8,797,599.44	$143,619.44

		(e) Discount Series Principal Collections, as applicable,
		available to other series in Group One, including
		Series 2007-2, through reallocation to cover shortfalls
		in interest and servicing fees and to reimburse	$0.00	N/A	N/A
		charge-offs
		(f) Group One Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	14.31%	N/A	4.37%

		(g) Group One Portfolio Yield from Discount Series
		Principal Collections, as applicable, available to other
		series in Group One, including Series 2007-2	0.00%	N/A	N/A

		(h) Series 2007-2 Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	14.31%	N/A	4.37%

					May, 2013
		(i) Principal Collections as a monthly percentage of Master Trust Receivables
		at the beginning of May, 2013			22.04%
		(j) Finance Charge Collections as a monthly percentage of Master Trust Receivables
		at the beginning of May, 2013			1.28%
		(k) Total Collections as a monthly percentage of Master Trust Receivables
		at the beginning of May, 2013			23.32%
		(l) Interchange as a monthly percentage of Master Trust Receivables
		at the beginning of May, 2013			0.36%
		(m)Total Collections and Interchange as a monthly percentage of Master Trust Receivables
		at the beginning of May, 2013			23.68%
		(n) Discount Series Principal Collections, as applicable, included in item 3(i) above, available
		to be used as Finance Charge Collections as a monthly percentage of Master Trust Receivables
		at the beginning of May, 2013			0.00%

		(o) Trust Collections deposited for the month (2)		Prior Month	May, 2013
				$1,039,968,615.01	$892,452,857.82

4	.	Information Concerning the Series Principal Funding Account ("SPFA")
			Beginning	Deposits into the SPFA		Deficit Amount on	Ending	Investment
			SPFA Balance	on this Distribution Date		this Distribution Date	SPFA Balance	Income
		Series 2007-2	$0.00	$0.00		$0.00	$0.00	$0.00
5	.	Information Concerning Amount of Controlled Liquidation Payments
			Amount Paid on this		Deficit Amount on this		Total Payments through
			Distribution Date		Distribution Date		this Distribution Date
		Series 2007-2	$0.00		$0.00			$0.00
6	.	Information Concerning the Series Interest Funding Account ("SIFA")
				Beginning	Interest	Deposits into the SIFA		Ending
				SIFA Balance	Shortfall	on this Distribution Date		SIFA Balance
		Series 2007-2		$0.00	$0.00	$208,204.08		$0.00
7	.	Pool Factors for May, 2013
		Class A						1.00000000
		Class B						1.00000000
8	.	Investor Charged-Off Amount
							Cumulative Investor
						May, 2013	Charged-Off Amount
		(a) Group One				$51,327,695.44		$0.00
		(b) Series 2007-2				$2,106,564.92		$0.00
		(c) Class A				$2,001,266.96		$0.00
		Class B				$105,297.96		$0.00
		(d)	As an annualized percentage of
		Principal Receivables at the
		beginning of May, 2013				3.20%		N/A
9	.	Investor Losses for May, 2013					Per $1,000 of Initial
						Total	Series Investor Interest
		(a) Group One				$0.00		$0.00
		(b) Series 2007-2				$0.00		$0.00
		(c) Class A				$0.00		$0.00
		Class B				$0.00		$0.00

10. Reimbursement of Investor Losses for May, 2013			Per $1,000 of Initial
		Total	Series Investor Interest
(a)	Group One	$0.00	$0.00
(b)	Series 2007-2	$0.00	$0.00
(c)	Class A	$0.00	$0.00
	Class B	$0.00	$0.00
11. Aggregate Amount of Unreimbursed Investor Losses for May, 2013
			Per $1,000 of Initial
		Total	Series Investor Interest
(a)	Group One	$0.00	$0.00
(b)	Series 2007-2	$0.00	$0.00
(c)	Class A	$0.00	$0.00
	Class B	$0.00	$0.00
12. Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
(a)	Group One		$32,059,425.04
(b)	Series 2007-2		$1,315,790.00
(c)	Class A		$1,250,000.00
	Class B		$65,790.00
13. Class A Available Subordinated Amount (Note: does not include Subordinate Series)
	Prior Distribution Date Current Distribution Date
Series 2007-2, Class B
(a) Total		$98,684,250.00	$98,684,250.00
(b) As a percentage of Class A Invested Amount		13.1579%	13.1579%

14	.	Amounts Available from Subordinate Series to this Series on this Distribution Date

					Prior Distribution Date	Current Distribution Date
		(a)	Available Subordinated Amount
			of Subordinate Series (after Usage) for Series 2007-2		$128,412,292.00	$128,412,292.00

		(b)	Usage of Subordinate Series for Series		$0.00	$0.00
			2007-2
		(c)	Subordinate Series Collections and
			Interchange available to Series 2007-2			$30,545,689.79

		(d)	Subordinate Series Collections
			and Interchange used by Series 2007-2
			to pay interest, Monthly Servicing Fee or
			reimburse the Investor Charged-off Amount			$0.00

		(e)	Subordinate Series Allocable Principal
			Collections used by Series 2007-2 to pay
			principal			$0.00
15	.	Total Available Credit Enhancement Amounts (Note: does not include Subordinate Series)
					Class B Balance on	Class B Balance on
					Prior Distribution Date	Current Distribution Date
		(a)	Maximum Amount		$59,210,550.00	$59,210,550.00

		(b)	Available Amount		$59,210,550.00	$59,210,550.00

		(c)	Amount of unreimbursed Drawings on Credit
			Enhancement			$0.00
		(d)	Credit Enhancement Fee payable to DRFC Funding LLC
			related to loan provided to fund Credit Enhancement			$28,723.04
		(e)	Credit Enhancement Fee paid to DRFC Funding LLC
			related to loan provided to fund Credit Enhancement			$28,723.04

16	.	Delinquency Summary

		Master Trust Receivables Outstanding at the end of May, 2013				$32,916,292,284.81

				Number of	Delinquent Amount	Percentage of Ending
			Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
			30-59 Days	24,357	$142,783,053.02	0.43%
			60-89 Days	17,363	$112,103,787.71	0.34%
			90-119 Days	14,224	$98,498,473.25	0.30%
			120-149 Days	11,530	$83,460,440.28	0.25%
			150-179 Days	11,436	$84,856,824.83	0.26%
			180+ Days	0	$0.00	0.00%
			Total	78,910	$521,702,579.09	1.58%

					Annualized
17	.	Excess Spread applicable to this Distribution Date(3)		Amount	Percentage
		(a)	Group One (4)	$220,834,530.22	13.78%
		(b)	Group One three-month rolling average	$215,472,613.29	13.37%
		(c)	Series 2007-2 (5)	$9,455,971.79	14.37%
		(d)	Series 2007-2 three-month rolling average	$9,192,083.42	13.97%

18	.	Investor Principal Charge-Offs on this Distribution Date (6)		Amount	Rate
		(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor
			Principal Receivables at the beginning of May, 2013)	$51,327,695.44	3.20%
		(b)	Recoveries (rate shown as an annualized percentage of Investor
			Principal Receivables at the beginning of May, 2013)	$20,140,383.83	1.26%
		(c)	Net Charge-offs (rate shown as an annualized percentage of Investor
			Principal Receivables at the beginning of May, 2013)	$31,187,311.61	1.95%

19	.	Weighted Average Coupon Interest applicable to this Distribution Date (7)			Rate
		(a)	Group coupon interest rate (shown as an annualized percentage of Group One
			Investor Interest at the beginning of May, 2013)		0.95%
		(b)	Adjusted group coupon interest rate (shown as an annualized percentage of
			Group One Investor Interest, excluding interests held by wholly-owned
			subsidiaries of Discover Bank, at the beginning of May, 2013)		1.27%

U.S. Bank National Association
as Trustee
By:________________________________
Vice President

(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The
Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust
Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the higher of the Group Excess Spread Percentage (Item 17(a)) and the Series Excess Spread Percentage (Item 17(c))
in assessing the current performance of the Trust and the Receivables. An amortization event occurs if both the three-month rolling average Group and
Series Excess Spreads are less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses for series or subseries, if any, with negative Series Excess Spreads. Funds remaining after reallocation are distributed to
Discover Bank for its general use in its regular course of business.

(4) Group Excess Spread is the sum of the Series Excess Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is
equal to the Group Excess Spread, multiplied by twelve and divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group. For purposes of calculating the Group Excess Spread, Series Excess Spread for Series 2009-SD, applicable through the distribution date in January 2012, included the Principal Collections available to other series in Group One through reallocation, except for those Principal Collections included by Series 2007-CC in the calculation of Series Excess Spread for the DiscoverSeries.

(5) Series Excess Spread for this Series is the difference between (a) the sum of Finance Charge Collections, Investment Income, and Series Interchange for any Class
of this Series (see Item 3(c)), and (b) the sum of (i) the monthly interest for this Series (see"Deposits into the SIFA on this Distribution Date" in Item 6), (ii) the monthly servicing fee for this Series (see Item12(b)), (iii) the Investor Charged-Off Amount (see Item 8(b)), and (iv) the Credit Enhancement Fee (see Item 15(d)), in
each case for this Distribution Date. Series Excess Spread for this Series does not reflect Series 2009-SD principal collections (see Item 3(g)), but such principal collections were available to this series, through the distribution date in January 2012, through reallocation provisions to cover shortfalls in interest and servicing fees and to reimburse charge-offs. The Series Excess Spread Percentage is equal to the Series Excess Spread, multiplied by twelve and divided by the Series Investor
Interest for this Series as of the beginning of the related due period.

(6) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

(7) Group coupon interest is the sum of the monthly interest deposited into the series interest funding accounts for all series and subseries in Group One, including Series
2007-CC, the DiscoverSeries, and relating to the current interest accrual period.

MASTER SERVICER'S CERTIFICATE STATEMENT

DISCOVER CARD MASTER TRUST I

Series 2007-2 Monthly Statement

CREDIT CARD
PASS-THROUGH CERTIFICATES

The undersigned, a duly authorized representative of Discover Bank, as Master Servicer pursuant to the Second Amended and Restated Pooling & Servicing Agreement dated as of June 4, 2010, as amended (the 'Pooling & Servicing Agreement') and the Series Supplement dated as of April 4, 2007, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2007-2 Master Trust Certificates for the Distribution Date occurring on June 17, 2013:

1	.	Discover Bank is Master Servicer under the Pooling and Servicing Agreement.
2	.	The undersigned is a Servicing Officer of Discover Bank as Master Servicer.
3 . The aggregate amount of Collections processed during May, 2013
		is equal to	$7,649,592,565.56
4	.	The aggregate amount of Class A Principal Collections processed during May, 2013
		is equal to	$167,204,991.74
5	.	The aggregate amount of Class A Finance Charge Collections processed during May, 2013
		is equal to	$9,730,084.31
6	.	The aggregate amount of Class A Interchange processed during May, 2013
		is equal to	$2,729,595.37
7	.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement:
		(a) with respect to the Class A Required Amount Shortfall is equal to	$0.00
		(b) with respect to the Class A Cumulative Investor Charged-Off Amount is equal to	$0.00
8	.	The sum of all amounts payable to the Class A Certificateholders on the current Distribution Date is
		equal to	$191,950.00

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9	.	The aggregate amount of Class B Principal Collections processed during May, 2013
		is equal to	$8,797,599.44
10	.	The aggregate amount of Class B Finance Charge Collections processed during May, 2013
		is equal to	$511,954.71
11	.	The aggregate amount of Class B Interchange processed during May, 2013
		is equal to	$143,619.44
12	.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement:
		(a) with respect to the Class B Required Amount Shortfall is equal to	$0.00
		(b) with respect to the Class B Cumulative Investor Charged-Off Amount is equal to	$0.00
13	.	The sum of all amounts payable to the Class B Certificateholders on the current Distribution Date is
		equal to	$16,254.08
14	.	The amount of drawings under the Credit Enhancement required to be made and not immediately
		reimbursed on the related Drawing Date pursuant to the Series Supplement:
		(a) with respect to the Class B Required Amount Shortfall is equal to	$0.00
		(b) with respect to the Class B Cumulative Investor Charged-off Amount is equal to	$0.00
		(c) with respect to the Class B Investor Interest is equal to	$0.00
15	.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement with respect to
		the Principal Distribution Amount Shortfall is equal to	$0.00
16	.	Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the
		Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.

		IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 17th day of June, 2013.
Series 2007-2

DISCOVER BANK
as Master Servicer

By:________________________________
Vice President, Chief Financial Officer and Assistant Treasurer

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